EMPLOYEE BENEFIT PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

15. EMPLOYEE BENEFIT PLANS

2014 Employee Stock Purchase Plan

The Company’s 2014 Employee Stock Purchase Plan (“2014 ESPP”) was adopted by its board of directors in December 2013 and subsequently approved by its stockholders in January 2014. The 2014 ESPP became effective immediately prior to the closing of the Company’s IPO in February 2014 and established an initial reserve of 0.2 million shares of the Company’s common stock for issuance to participating employees. At the Annual Meeting of the Company’s stockholders in May 2021, the Company’s stockholders approved an amendment to the 2014 ESPP that increased by 2.3 million the number of shares of common stock reserved for issuance under the 2014 ESPP. The purpose of the 2014 ESPP is to enhance employee interest in the success and progress of the Company by encouraging employee ownership of common stock of the Company. The 2014 ESPP provides employees with the opportunity to purchase shares of common stock at a 15% discount to the market price through payroll deductions or lump sum cash investments. The Company estimates the number of shares to be issued at the end of an offering period and recognizes expense over the requisite service period. Shares of the common stock issued and sold pursuant to the 2014 ESPP are shown on the condensed consolidated statements of changes in stockholders’ equity (deficit). As of September 30, 2022, there were 2.3 million shares of common stock available for sale under the 2014 ESPP. The Company did not sell any shares under the ESPP during the nine months ended September 30, 2022 and 2021.

Defined Contribution Plans

United States - 401(k) Plan

The Company maintains a 401(k) defined contribution retirement plan which covers all of its US employees. Employees are eligible to participate on the first of the month following their date of hire. Under the 401(k) plan, participating employees may defer up to 100% of their pre-tax salary, subject to certain statutory limitations. Employee contributions vest immediately. The plan allows for a discretionary match per participating employee up to a maximum of $4,000 per year. The expenses incurred for the periods presented were de minimis amount for each of the nine months ended September 30, 2022 and 2021, respectively.

Canada - Defined Contribution Plan

The Company maintains a defined contribution plan for its Canadian employees. Participants may contribute a percentage of their annual compensation to this plan, subject to statutory limitations. The Company contributes up to the first 4% of eligible compensation for its Canadian-based employees to the retirement plan. The expenses incurred for the periods presented were de minimis amount for each of the nine months ended September 30, 2022 and 2021, respectively.

15. EMPLOYEE BENEFIT PLANS

2014 Employee Stock Purchase Plan

The Company’s 2014 Employee Stock Purchase Plan (“2014 ESPP”) was adopted by its board of directors in December 2013 and subsequently approved by its stockholders in January 2014. The 2014 ESPP became effective immediately prior to the closing of the

Company’s IPO in February 2014 and established an initial reserve of 0.2 million shares of the Company’s common stock for issuance to participating employees. At the Annual Meeting of the Company’s stockholders in May 2021, the Company’s stockholders approved an amendment to the 2014 ESPP that increased by 2.3 million the number of shares of common stock reserved for issuance under the 2014 ESPP. The purpose of the 2014 ESPP is to enhance employee interest in the success and progress of the Company by encouraging employee ownership of common stock of the Company. The 2014 ESPP provides employees with the opportunity to purchase shares of common stock at a 15% discount to the market price through payroll deductions or lump sum cash investments. The Company estimates the number of shares to be issued at the end of an offering period and recognizes expense over the requisite service period. Shares of the common stock issued and sold pursuant to the 2014 ESPP are shown on the consolidated statements of changes in stockholders’ equity (deficit). As of December 31, 2021, there were 2.3 million shares of common stock available for sale under the 2014 ESPP. The Company sold a de minimis number of shares under the ESPP for the years ended December 31, 2021, 2020 and 2019, respectively.

Defined Contribution Plans

United States — 401(k) Plan

The Company maintains a 401(k) defined contribution retirement plan which covers all of its US employees. Employees are eligible to participate on the first of the month following their date of hire. Under the 401(k) plan, participating employees may defer up to 100% of their pre-tax salary, subject to certain statutory limitations. Employee contributions vest immediately. The plan allows for a discretionary match per participating employee up to a maximum of $4,000 per year. The Company contributed a de minimis amount for each of the three years ended December 31, 2021, 2020 and 2019, respectively.

Canada — Defined Contribution Plan

The Company maintains a defined contribution plan for its Canadian employees. Participants may contribute a percentage of their annual compensation to this plan, subject to statutory limitations. The Company contributes up to the first 4% of eligible compensation for its Canadian-based employees to the retirement plan. The Company contributed a de minimis amount for each of the three years ended December 31, 2021, 2020 and 2019, respectively.